REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Variable Annuity Separate Account II
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Variable Annuity Separate Account II (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 24, 2023

We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Assets:
Investments at fair value	$257,478	$43,536	$20,661	$4,734,050
Total Assets	257,478	43,536	20,661	4,734,050
Liabilities:
Total Liabilities	—	—	—	—
Net Assets	$257,478	$43,536	$20,661	$4,734,050

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division
Assets:
Investments at fair value	$52,125	$716,016	$17,418	$87,674	$1,732,391
Total Assets	52,125	716,016	17,418	87,674	1,732,391
Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets	$52,125	$716,016	$17,418	$87,674	$1,732,391

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$117,422	$6,485,916	$763,649	$6,486,333	$944,271
Total Assets	117,422	6,485,916	763,649	6,486,333	944,271
Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets	$117,422	$6,485,916	$763,649	$6,486,333	$944,271

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division
Assets:
Investments at fair value	$3,724,732	$818,786	$3,797,464	$225,484	$6,244,024
Total Assets	3,724,732	818,786	3,797,464	225,484	6,244,024
Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets	$3,724,732	$818,786	$3,797,464	$225,484	$6,244,024

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$208,930	$1,066,149	$9,718,431	$4,494	$4,878,687
Total Assets	208,930	1,066,149	9,718,431	4,494	4,878,687
Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets	$208,930	$1,066,149	$9,718,431	$4,494	$4,878,687

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2022

	Fidelity® VIP High Income Division	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division
Assets:
Investments at fair value	$538,036	$9,476,672	$364,073	$478,748	$19,739
Total Assets	538,036	9,476,672	364,073	478,748	19,739
Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets	$538,036	$9,476,672	$364,073	$478,748	$19,739

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. EQV International Equity Division	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division
Assets:
Investments at fair value	$1,406,297	$1,860,538	$2,062,464	$565,806	$4,696
Total Assets	1,406,297	1,860,538	2,062,464	565,806	4,696
Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets	$1,406,297	$1,860,538	$2,062,464	$565,806	$4,696

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2022

	LMPVET ClearBridge Variable Large Cap Value Division	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division
Assets:
Investments at fair value	$989,685	$17,630	$751,938
Total Assets	989,685	17,630	751,938
Liabilities:
Total Liabilities	—	—	—
Net Assets	$989,685	$17,630	$751,938

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Assets:
Investments at fair value	$63,352	$499,981
Total Assets	63,352	499,981
Liabilities:
Total Liabilities	—	—
Net Assets	$63,352	$499,981

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2022

	AB VPS Sustainable Global Thematic Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$—	$3,590	$134	$36,097	$979
Expenses:
Mortality and expense risk charges	3,907	796	269	47,782	658
Administrative charges	468	104	31	7,696	78
Total expenses	4,375	900	300	55,478	736
Net investment income (loss)	(4,375)	2,690	(166)	(19,381)	243
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	30,045	—	3,769	1,096,382	7,461
Realized gains (losses) on sale of investments	2,867	(3,640)	30	43,052	1,154
Net realized gains (losses)	32,912	(3,640)	3,799	1,139,434	8,615
Change in unrealized gains (losses) on investments	(156,020)	(7,634)	(7,021)	(2,323,394)	(9,188)
Net realized and change in unrealized gains (losses) on investments	(123,108)	(11,274)	(3,222)	(1,183,960)	(573)
Net increase (decrease) in net assets resulting from operations	$(127,483)	$(8,584)	$(3,388)	$(1,203,341)	$(330)

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$15,549	$—	$2,781	$29,928	$3,602
Expenses:
Mortality and expense risk charges	6,622	320	1,181	22,233	1,553
Administrative charges	1,117	37	141	2,666	185
Total expenses	7,739	357	1,322	24,899	1,738
Net investment income (loss)	7,810	(357)	1,459	5,029	1,864
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	50,920	11,944	—	219,278	148
Realized gains (losses) on sale of investments	2,661	(393)	(577)	3,837	(420)
Net realized gains (losses)	53,581	11,551	(577)	223,115	(272)
Change in unrealized gains (losses) on investments	(225,289)	(40,875)	(17,631)	(348,831)	(22,995)
Net realized and change in unrealized gains (losses) on investments	(171,708)	(29,324)	(18,208)	(125,716)	(23,267)
Net increase (decrease) in net assets resulting from operations	$(163,898)	$(29,681)	$(16,749)	$(120,687)	$(21,403)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2022

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$—	$—	$97,725	$—	$—
Expenses:
Mortality and expense risk charges	84,506	8,238	62,535	13,904	45,615
Administrative charges	11,992	1,210	9,957	1,667	7,033
Total expenses	96,498	9,448	72,492	15,571	52,648
Net investment income (loss)	(96,498)	(9,448)	25,233	(15,571)	(52,648)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,167,362	—	1,202,699	338,037	1,115,862
Realized gains (losses) on sale of investments	(57,445)	293	48,376	(27,588)	(90,072)
Net realized gains (losses)	2,109,917	293	1,251,075	310,449	1,025,790
Change in unrealized gains (losses) on investments	(6,264,153)	11,156	(1,736,092)	(733,682)	(3,575,503)
Net realized and change in unrealized gains (losses) on investments	(4,154,236)	11,449	(485,017)	(423,233)	(2,549,713)
Net increase (decrease) in net assets resulting from operations	$(4,250,734)	$2,001	$(459,784)	$(438,804)	$(2,602,361)

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$9,774	$73,567	$4,469	$—	$13,748
Expenses:
Mortality and expense risk charges	11,330	39,832	3,163	71,306	2,438
Administrative charges	1,359	6,170	378	11,659	338
Total expenses	12,689	46,002	3,541	82,965	2,776
Net investment income (loss)	(2,915)	27,565	928	(82,965)	10,972
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	86,211	400,312	39,717	1,607,619	—
Realized gains (losses) on sale of investments	26,493	42,639	(3,957)	(27,162)	(1,888)
Net realized gains (losses)	112,704	442,951	35,760	1,580,457	(1,888)
Change in unrealized gains (losses) on investments	(319,470)	(975,009)	(63,392)	(6,020,212)	(55,274)
Net realized and change in unrealized gains (losses) on investments	(206,766)	(532,058)	(27,632)	(4,439,755)	(57,162)
Net increase (decrease) in net assets resulting from operations	$(209,681)	$(504,493)	$(26,704)	$(4,522,720)	$(46,190)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2022

	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Investment Income:
Dividends	$27,903	$52,514	$5	$93,808	$29,099
Expenses:
Mortality and expense risk charges	11,984	105,741	59	45,256	5,198
Administrative charges	1,755	16,358	6	7,581	877
Total expenses	13,739	122,099	65	52,837	6,075
Net investment income (loss)	14,164	(69,585)	(60)	40,971	23,024
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	520,502	628	164,745	—
Realized gains (losses) on sale of investments	(16,303)	150,469	16	41,433	(21,388)
Net realized gains (losses)	(16,303)	670,971	644	206,178	(21,388)
Change in unrealized gains (losses) on investments	(125,994)	(4,351,753)	(1,788)	(573,754)	(82,244)
Net realized and change in unrealized gains (losses) on investments	(142,297)	(3,680,782)	(1,144)	(367,576)	(103,632)
Net increase (decrease) in net assets resulting from operations	$(128,133)	$(3,750,367)	$(1,204)	$(326,605)	$(80,608)

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. EQV International Equity Division
Investment Income:
Dividends	$151,418	$—	$15,935	$353	$25,740
Expenses:
Mortality and expense risk charges	99,656	5,223	6,509	251	13,462
Administrative charges	15,798	626	780	29	2,241
Total expenses	115,454	5,849	7,289	280	15,703
Net investment income (loss)	35,964	(5,849)	8,646	73	10,037
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	82,868	109,402	—	2,694	164,187
Realized gains (losses) on sale of investments	536,434	(10,636)	(19,074)	19	32,292
Net realized gains (losses)	619,302	98,766	(19,074)	2,713	196,479
Change in unrealized gains (losses) on investments	(3,026,663)	(295,012)	(42,740)	(4,688)	(555,301)
Net realized and change in unrealized gains (losses) on investments	(2,407,361)	(196,246)	(61,814)	(1,975)	(358,822)
Net increase (decrease) in net assets resulting from operations	$(2,371,397)	$(202,095)	$(53,168)	$(1,902)	$(348,785)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)

For the year ended December 31, 2022

	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division
Investment Income:
Dividends	$9,606	$22,814	$8,176	$—	$13,251
Expenses:
Mortality and expense risk charges	19,543	21,424	7,741	60	12,528
Administrative charges	3,142	3,501	928	6	1,502
Total expenses	22,685	24,925	8,669	66	14,030
Net investment income (loss)	(13,079)	(2,111)	(493)	(66)	(779)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	258,575	104,969	49,851	344	38,285
Realized gains (losses) on sale of investments	(8,120)	168,773	37,033	29	11,382
Net realized gains (losses)	250,455	273,742	86,884	373	49,667
Change in unrealized gains (losses) on investments	(941,159)	(635,808)	(152,818)	(2,365)	(134,980)
Net realized and change in unrealized gains (losses) on investments	(690,704)	(362,066)	(65,934)	(1,992)	(85,313)
Net increase (decrease) in net assets resulting from operations	$(703,783)	$(364,177)	$(66,427)	$(2,058)	$(86,092)

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Investment Income:
Dividends	$67	$—	$5,662	$15,140
Expenses:
Mortality and expense risk charges	239	9,363	1,219	4,662
Administrative charges	28	1,235	145	811
Total expenses	267	10,598	1,364	5,473
Net investment income (loss)	(200)	(10,598)	4,298	9,667
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,173	16,624	—	6,381
Realized gains (losses) on sale of investments	88	13,867	(10,920)	(946)
Net realized gains (losses)	1,261	30,491	(10,920)	5,435
Change in unrealized gains (losses) on investments	(7,327)	(348,226)	(10,318)	(105,518)
Net realized and change in unrealized gains (losses) on investments	(6,066)	(317,735)	(21,238)	(100,083)
Net increase (decrease) in net assets resulting from operations	$(6,266)	$(328,333)	$(16,940)	$(90,416)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,375)	$(6,042)	$2,690	$2,196	$(166)	$(127)	$(19,381)	$(13,626)
Net realized gains (losses)	32,912	73,019	(3,640)	26	3,799	316	1,139,434	617,946
Change in unrealized gains (losses) on investments	(156,020)	16,093	(7,634)	987	(7,021)	5,559	(2,323,394)	560,565
Net increase (decrease) in net assets resulting from operations	(127,483)	83,070	(8,584)	3,209	(3,388)	5,748	(1,203,341)	1,164,885
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—	135	180
Net transfers (including fixed account)	—	—	—	—	(214)	(986)	2,537	(470)
Contract charges	(211)	(192)	(40)	(16)	(24)	(15)	(737)	(321)
Transfers for Contract benefits and terminations	(68,787)	(58,247)	(27,163)	(667)	(101)	(25)	(196,258)	(151,012)
Net increase (decrease) in net assets resulting from Contract transactions	(68,998)	(58,439)	(27,203)	(683)	(339)	(1,026)	(194,323)	(151,623)
Net increase (decrease) in net assets	(196,481)	24,631	(35,787)	2,526	(3,727)	4,722	(1,397,664)	1,013,262
Net Assets:
Beginning of year	453,959	429,328	79,323	76,797	24,388	19,666	6,131,714	5,118,452
End of year	$257,478	$453,959	$43,536	$79,323	$20,661	$24,388	$4,734,050	$6,131,714

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$243	$266	$7,810	$1,316	$(357)	$(768)
Net realized gains (losses)	8,615	1,200	53,581	61,730	11,551	27,898
Change in unrealized gains (losses) on investments	(9,188)	12,077	(225,289)	37,336	(40,875)	(33,561)
Net increase (decrease) in net assets resulting from operations	(330)	13,543	(163,898)	100,382	(29,681)	(6,431)
Contract Transactions:
Purchase payments received from Contract owners	—	—	135	180	—	—
Net transfers (including fixed account)	(1,672)	(1,986)	1,569	—	—	—
Contract charges	(29)	(15)	(80)	(28)	(15)	(13)
Transfers for Contract benefits and terminations	(880)	(687)	(45,966)	(143,379)	(47)	(13)
Net increase (decrease) in net assets resulting from Contract transactions	(2,581)	(2,688)	(44,342)	(143,227)	(62)	(26)
Net increase (decrease) in net assets	(2,911)	10,855	(208,240)	(42,845)	(29,743)	(6,457)
Net Assets:
Beginning of year	55,036	44,181	924,256	967,101	47,161	53,618
End of year	$52,125	$55,036	$716,016	$924,256	$17,418	$47,161

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,459	$423	$5,029	$9,856	$1,864	$1,947	$(96,498)	$(131,273)
Net realized gains (losses)	(577)	5,143	223,115	11,888	(272)	3,384	2,109,917	1,899,082
Change in unrealized gains (losses) on investments	(17,631)	(8,732)	(348,831)	367,243	(22,995)	(8,051)	(6,264,153)	179,842
Net increase (decrease) in net assets resulting from operations	(16,749)	(3,166)	(120,687)	388,987	(21,403)	(2,720)	(4,250,734)	1,947,651
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	8,372	—	—	400	7,431
Net transfers (including fixed account)	(324)	2,634	(1,844)	(1,828)	732	3,289	(575)	11,738
Contract charges	(112)	(34)	(1,347)	(840)	(113)	(97)	(2,595)	(1,403)
Transfers for Contract benefits and terminations	(2,454)	(6,460)	(64,047)	(89,620)	(1,589)	(12,837)	(506,965)	(802,825)
Net increase (decrease) in net assets resulting from Contract transactions	(2,890)	(3,860)	(67,238)	(83,916)	(970)	(9,645)	(509,735)	(785,059)
Net increase (decrease) in net assets	(19,639)	(7,026)	(187,925)	305,071	(22,373)	(12,365)	(4,760,469)	1,162,592
Net Assets:
Beginning of year	107,313	114,339	1,920,316	1,615,245	139,795	152,160	11,246,385	10,083,793
End of year	$87,674	$107,313	$1,732,391	$1,920,316	$117,422	$139,795	$6,485,916	$11,246,385

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(9,448)	$(9,734)	$25,233	$21,662	$(15,571)	$(20,854)
Net realized gains (losses)	293	10,733	1,251,075	449,522	310,449	223,888
Change in unrealized gains (losses) on investments	11,156	(15,138)	(1,736,092)	969,610	(733,682)	(24,335)
Net increase (decrease) in net assets resulting from operations	2,001	(14,139)	(459,784)	1,440,794	(438,804)	178,699
Contract Transactions:
Purchase payments received from Contract owners	—	—	41,099	800	—	7,032
Net transfers (including fixed account)	2,348	25,540	(291)	1,265	608	(354)
Contract charges	(358)	(225)	(964)	(401)	(786)	(484)
Transfers for Contract benefits and terminations	(62,358)	(3,387,951)	(493,195)	(466,039)	(146,948)	(59,531)
Net increase (decrease) in net assets resulting from Contract transactions	(60,368)	(3,362,636)	(453,351)	(464,375)	(147,126)	(53,337)
Net increase (decrease) in net assets	(58,367)	(3,376,775)	(913,135)	976,419	(585,930)	125,362
Net Assets:
Beginning of year	822,016	4,198,791	7,399,468	6,423,049	1,530,201	1,404,839
End of year	$763,649	$822,016	$6,486,333	$7,399,468	$944,271	$1,530,201

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	BHFTII Jennison Growth Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(52,648)	$(71,953)	$(2,915)	$(195)	$27,565	$33,003	$928	$214
Net realized gains (losses)	1,025,790	1,430,250	112,704	99,904	442,951	318,509	35,760	3,633
Change in unrealized gains (losses) on investments	(3,575,503)	(414,551)	(319,470)	134,591	(975,009)	200,785	(63,392)	54,484
Net increase (decrease) in net assets resulting from operations	(2,602,361)	943,746	(209,681)	234,300	(504,493)	552,297	(26,704)	58,331
Contract Transactions:
Purchase payments received from Contract owners	17,490	—	—	10,547	90	120	—	—
Net transfers (including fixed account)	24,060	(158)	(807)	22	(4,152)	65	—	—
Contract charges	(619)	(216)	(503)	(249)	(766)	(347)	(82)	(59)
Transfers for Contract benefits and terminations	(411,905)	(284,697)	(58,694)	(64,061)	(373,981)	(221,515)	(51,260)	(1,084)
Net increase (decrease) in net assets resulting from Contract transactions	(370,974)	(285,071)	(60,004)	(53,741)	(378,809)	(221,677)	(51,342)	(1,143)
Net increase (decrease) in net assets	(2,973,335)	658,675	(269,685)	180,559	(883,302)	330,620	(78,046)	57,188
Net Assets:
Beginning of year	6,698,067	6,039,392	1,088,471	907,912	4,680,766	4,350,146	303,530	246,342
End of year	$3,724,732	$6,698,067	$818,786	$1,088,471	$3,797,464	$4,680,766	$225,484	$303,530

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(82,965)	$(118,357)	$10,972	$6,500	$14,164	$20,264
Net realized gains (losses)	1,580,457	1,546,598	(1,888)	4,465	(16,303)	(1,530)
Change in unrealized gains (losses) on investments	(6,020,212)	472,030	(55,274)	(7,013)	(125,994)	(55,779)
Net increase (decrease) in net assets resulting from operations	(4,522,720)	1,900,271	(46,190)	3,952	(128,133)	(37,045)
Contract Transactions:
Purchase payments received from Contract owners	32,777	1,430	—	—	—	—
Net transfers (including fixed account)	(1,915)	—	2,901	15,984	(1,151)	164
Contract charges	(569)	(180)	(79)	(44)	(229)	(105)
Transfers for Contract benefits and terminations	(430,812)	(880,582)	(8,088)	(55,188)	(110,043)	(62,639)
Net increase (decrease) in net assets resulting from Contract transactions	(400,519)	(879,332)	(5,266)	(39,248)	(111,423)	(62,580)
Net increase (decrease) in net assets	(4,923,239)	1,020,939	(51,456)	(35,296)	(239,556)	(99,625)
Net Assets:
Beginning of year	11,167,263	10,146,324	260,386	295,682	1,305,705	1,405,330
End of year	$6,244,024	$11,167,263	$208,930	$260,386	$1,066,149	$1,305,705

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP High Income Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(69,585)	$(136,027)	$(60)	$(65)	$40,971	$44,813	$23,024	$30,510
Net realized gains (losses)	670,971	2,023,049	644	618	206,178	649,093	(21,388)	(39,481)
Change in unrealized gains (losses) on investments	(4,351,753)	1,114,622	(1,788)	519	(573,754)	417,009	(82,244)	36,850
Net increase (decrease) in net assets resulting from operations	(3,750,367)	3,001,644	(1,204)	1,072	(326,605)	1,110,915	(80,608)	27,879
Contract Transactions:
Purchase payments received from Contract owners	23,464	60	—	—	825	900	45	60
Net transfers (including fixed account)	(5,892)	35,170	—	62	539	(22,171)	313	(11,582)
Contract charges	(1,319)	(528)	(1)	—	(470)	(138)	(131)	(61)
Transfers for Contract benefits and terminations	(457,410)	(808,925)	(75)	(72)	(378,515)	(298,956)	(62,743)	(213,166)
Net increase (decrease) in net assets resulting from Contract transactions	(441,157)	(774,223)	(76)	(10)	(377,621)	(320,365)	(62,516)	(224,749)
Net increase (decrease) in net assets	(4,191,524)	2,227,421	(1,280)	1,062	(704,226)	790,550	(143,124)	(196,870)
Net Assets:
Beginning of year	13,909,955	11,682,534	5,774	4,712	5,582,913	4,792,363	681,160	878,030
End of year	$9,718,431	$13,909,955	$4,494	$5,774	$4,878,687	$5,582,913	$538,036	$681,160

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division		FTVIPT Templeton Foreign VIP Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$35,964	$16,352	$(5,849)	$(8,362)	$8,646	$2,801
Net realized gains (losses)	619,302	694,588	98,766	76,023	(19,074)	(3,989)
Change in unrealized gains (losses) on investments	(3,026,663)	2,104,586	(295,012)	(19,958)	(42,740)	18,889
Net increase (decrease) in net assets resulting from operations	(2,371,397)	2,815,526	(202,095)	47,703	(53,168)	17,701
Contract Transactions:
Purchase payments received from Contract owners	41,712	3,620	—	—	—	—
Net transfers (including fixed account)	(3,733)	(16,307)	316	(423)	2,357	72
Contract charges	(810)	(221)	(228)	(119)	(319)	(138)
Transfers for Contract benefits and terminations	(793,656)	(841,960)	(26,257)	(30,226)	(71,831)	(34,070)
Net increase (decrease) in net assets resulting from Contract transactions	(756,487)	(854,868)	(26,169)	(30,768)	(69,793)	(34,136)
Net increase (decrease) in net assets	(3,127,884)	1,960,658	(228,264)	16,935	(122,961)	(16,435)
Net Assets:
Beginning of year	12,604,556	10,643,898	592,337	575,402	601,709	618,144
End of year	$9,476,672	$12,604,556	$364,073	$592,337	$478,748	$601,709

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2022 and 2021

	Invesco V.I. Equity and Income Division		Invesco V.I. EQV International Equity Division		LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division
	2022	2021	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$73	$101	$10,037	$3,549	$(13,079)	$(25,590)	$(2,111)	$(11,560)
Net realized gains (losses)	2,713	249	196,479	229,492	250,455	813,731	273,742	153,002
Change in unrealized gains (losses) on investments	(4,688)	2,814	(555,301)	(141,955)	(941,159)	(552,136)	(635,808)	377,293
Net increase (decrease) in net assets resulting from operations	(1,902)	3,164	(348,785)	91,086	(703,783)	236,005	(364,177)	518,735
Contract Transactions:
Purchase payments received from Contract owners	—	—	26,514	1,650	—	8,596	—	7,032
Net transfers (including fixed account)	—	—	(23,991)	(31,985)	799	(5,039)	(924)	(120)
Contract charges	(30)	(30)	(193)	(65)	(426)	(166)	(487)	(253)
Transfers for Contract benefits and terminations	(2)	(11)	(104,137)	(206,801)	(29,875)	(222,423)	(361,532)	(85,597)
Net increase (decrease) in net assets resulting from Contract transactions	(32)	(41)	(101,807)	(237,201)	(29,502)	(219,032)	(362,943)	(78,938)
Net increase (decrease) in net assets	(1,934)	3,123	(450,592)	(146,115)	(733,285)	16,973	(727,120)	439,797
Net Assets:
Beginning of year	21,673	18,550	1,856,889	2,003,004	2,593,823	2,576,850	2,789,584	2,349,787
End of year	$19,739	$21,673	$1,406,297	$1,856,889	$1,860,538	$2,593,823	$2,062,464	$2,789,584

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(493)	$797	$(66)	$(76)	$(779)	$(3,981)
Net realized gains (losses)	86,884	92,483	373	548	49,667	111,875
Change in unrealized gains (losses) on investments	(152,818)	59,987	(2,365)	579	(134,980)	120,328
Net increase (decrease) in net assets resulting from operations	(66,427)	153,267	(2,058)	1,051	(86,092)	228,222
Contract Transactions:
Purchase payments received from Contract owners	—	8,596	—	—	—	—
Net transfers (including fixed account)	(510)	234	732	210	(219)	(38)
Contract charges	(416)	(194)	(3)	—	(555)	(383)
Transfers for Contract benefits and terminations	(92,363)	(88,164)	(3)	(8)	(40,500)	(51,297)
Net increase (decrease) in net assets resulting from Contract transactions	(93,289)	(79,528)	726	202	(41,274)	(51,718)
Net increase (decrease) in net assets	(159,716)	73,739	(1,332)	1,253	(127,366)	176,504
Net Assets:
Beginning of year	725,522	651,783	6,028	4,775	1,117,051	940,547
End of year	$565,806	$725,522	$4,696	$6,028	$989,685	$1,117,051

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2022 and 2021

	LMPVET ClearBridge Variable Mid Cap Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(200)	$(297)	$(10,598)	$(14,551)
Net realized gains (losses)	1,261	2,852	30,491	175,749
Change in unrealized gains (losses) on investments	(7,327)	2,537	(348,226)	(42,356)
Net increase (decrease) in net assets resulting from operations	(6,266)	5,092	(328,333)	118,842
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	7,032
Net transfers (including fixed account)	—	—	888	(928)
Contract charges	(14)	(4)	(291)	(102)
Transfers for Contract benefits and terminations	(46)	(11)	(46,649)	(76,523)
Net increase (decrease) in net assets resulting from Contract transactions	(60)	(15)	(46,052)	(70,521)
Net increase (decrease) in net assets	(6,326)	5,077	(374,385)	48,321
Net Assets:
Beginning of year	23,956	18,879	1,126,323	1,078,002
End of year	$17,630	$23,956	$751,938	$1,126,323

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2022	2021	2022	2021
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,298	$3,582	$9,667	$16,905
Net realized gains (losses)	(10,920)	(475)	5,435	43,571
Change in unrealized gains (losses) on investments	(10,318)	(3,309)	(105,518)	(76,514)
Net increase (decrease) in net assets resulting from operations	(16,940)	(202)	(90,416)	(16,038)
Contract Transactions:
Purchase payments received from Contract owners	—	10,547	—	—
Net transfers (including fixed account)	—	—	848	507
Contract charges	(66)	(26)	(94)	(53)
Transfers for Contract benefits and terminations	(36,932)	(11,862)	(24,378)	(348,406)
Net increase (decrease) in net assets resulting from Contract transactions	(36,998)	(1,341)	(23,624)	(347,952)
Net increase (decrease) in net assets	(53,938)	(1,543)	(114,040)	(363,990)
Net Assets:
Beginning of year	117,290	118,833	614,021	978,011
End of year	$63,352	$117,290	$499,981	$614,021

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of Citicorp Life Insurance Company ("CLIC") on July 6, 1993 to support operations of CLIC with respect to certain variable annuity contracts (the "Contracts"). On October 6, 2006, CLIC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

MFS® Variable Insurance Trust ("MFS VIT")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2022:

AB VPS Sustainable Global Thematic Division

BHFTI BlackRock High Yield Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI Invesco Comstock Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division

BHFTI PIMCO Total Return Division

BHFTI T. Rowe Price Large Cap Value Division (a)

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII Frontier Mid Cap Growth Division

BHFTII Jennison Growth Division (a)

BHFTII MetLife Stock Index Division

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII Western Asset Management Strategic Bond Opportunities Division

BHFTII Western Asset Management U.S. Government Division

Fidelity® VIP Contrafund® Division (a)

Fidelity® VIP Dynamic Capital Appreciation Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP High Income Division

Fidelity® VIP Index 500 Division

FTVIPT Franklin Small-Mid Cap Growth VIP Division

FTVIPT Templeton Foreign VIP Division

Invesco V.I. Equity and Income Division

Invesco V.I. EQV International Equity Division

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

LMPVET ClearBridge Variable Aggressive Growth Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Large Cap Value Division

LMPVET ClearBridge Variable Mid Cap Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Variable Global High Yield Bond Division

MFS® VIT Total Return Bond Division

(a)  This Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

3.  PORTFOLIO CHANGES

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2022:

Name Changes:

Former Name

AB VPS Global Thematic Growth Portfolio

Invesco V.I. International Growth Fund

New Name

AB VPS Sustainable Global Thematic Portfolio

Invesco V.I. EQV International Equity Fund

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investments in shares of a fund, portfolio or series of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout/annuitization at December 31, 2022. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The COVID-19 pandemic has caused volatility within the global economy and financial markets. This pandemic may last for an extended period of time and may continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations or financial results.

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES — (Concluded)

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2022:

Administrative	0.15%
Mortality and Expense Risk	0.84	% - 1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge of $30 is assessed on an annual basis for the Contracts. For certain Contracts, the administrative charge is waived if the Contract value is less than $25,000 or if the Contract owner has added at least $2,500 ($2,000 for Qualified Contracts) to the Contract in the last 12 months. For certain Contracts, a transfer fee of $25 may be deducted after twelve transfers are made in a Contract year. For certain Contracts, the Company reserves the right to assess a transaction charge on partial surrenders for the lesser of 2% of the amount withdrawn or $25. The Company did not impose this charge for the years reported. In addition, most Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2022 and 2021.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS

	As of December 31, 2022		For the year ended December 31, 2022
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
AB VPS Sustainable Global Thematic Division	9,006	273,679	30,045	73,361
BHFTI BlackRock High Yield Division	6,337	50,101	3,891	28,386
BHFTI Brighthouse Small Cap Value Division	1,541	22,912	3,935	597
BHFTI Brighthouse/Wellington Large Cap Research Division	405,242	4,885,044	1,146,335	263,532
BHFTI Invesco Comstock Division	3,726	38,257	8,439	3,278
BHFTI MFS® Research International Division	64,521	767,575	68,891	54,385
BHFTI Morgan Stanley Discovery Division	6,243	57,302	11,944	375
BHFTI PIMCO Total Return Division	9,287	103,207	3,542	4,892
BHFTI T. Rowe Price Large Cap Value Division	60,657	1,815,602	249,206	92,056
BHFTII BlackRock Bond Income Division	1,305	136,302	4,469	3,417
BHFTII BlackRock Capital Appreciation Division	262,694	8,105,376	2,180,884	619,755
BHFTII BlackRock Ultra-Short Term Bond Division	7,541	756,040	2,322	72,138
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	215,564	6,364,969	1,357,387	582,806
BHFTII Frontier Mid Cap Growth Division	47,025	1,261,327	338,286	162,876
BHFTII Jennison Growth Division	398,368	5,383,016	1,153,460	461,190
BHFTII MetLife Stock Index Division	16,649	588,844	95,985	72,627
BHFTII MFS® Total Return Division	25,764	3,896,262	722,270	673,108
BHFTII MFS® Value Division	15,194	223,004	44,186	54,873
BHFTII T. Rowe Price Large Cap Growth Division	442,922	8,365,724	1,639,047	514,785
BHFTII Western Asset Management Strategic Bond Opportunities Division	19,472	247,060	16,642	10,936
BHFTII Western Asset Management U.S. Government Division	103,610	1,234,478	32,582	129,841
Fidelity® VIP Contrafund® Division	257,382	8,191,886	601,384	591,522
Fidelity® VIP Dynamic Capital Appreciation Division	343	3,888	633	69
Fidelity® VIP Equity-Income Division	207,075	4,702,837	278,268	450,173
Fidelity® VIP High Income Division	122,004	757,393	31,175	70,666
Fidelity® VIP Index 500 Division	25,286	4,231,511	276,793	914,405
FTVIPT Franklin Small-Mid Cap Growth VIP Division	34,641	582,934	109,656	32,264
FTVIPT Templeton Foreign VIP Division	39,338	598,224	18,362	79,480
Invesco V.I. Equity and Income Division	1,223	21,456	3,046	312
Invesco V.I. EQV International Equity Division	48,594	1,293,861	221,389	148,973
LMPVET ClearBridge Variable Aggressive Growth Division	121,763	2,528,143	268,970	52,974
LMPVET ClearBridge Variable Appreciation Division	41,011	1,295,808	127,784	387,868
LMPVET ClearBridge Variable Dividend Strategy Division	26,714	416,834	58,027	101,917
LMPVET ClearBridge Variable Large Cap Growth Division	173	4,118	1,094	90
LMPVET ClearBridge Variable Large Cap Value Division	49,116	822,580	51,536	55,237
LMPVET ClearBridge Variable Mid Cap Division	866	14,152	1,239	284
LMPVET ClearBridge Variable Small Cap Growth Division	29,803	661,303	17,393	57,418
LMPVIT Western Asset Variable Global High Yield Bond Division	10,961	84,781	5,662	38,343
MFS® VIT Total Return Bond Division	44,403	532,870	26,301	33,781

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2022 and 2021:

	AB VPS Sustainable Global Thematic Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	361,056	412,724	21,590	21,777	5,074	5,316
Units issued and transferred from other funding options	—	—	88	—	7	42
Units redeemed and transferred to other funding options	(75,920)	(51,668)	(8,317)	(187)	(66)	(284)
Units end of year	285,136	361,056	13,361	21,590	5,015	5,074
	BHFTI Morgan Stanley Discovery Division		BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	8,821	8,823	50,904	52,738	632,736	661,612
Units issued and transferred from other funding options	—	—	380	1,249	—	2,838
Units redeemed and transferred to other funding options	(5)	(2)	(1,923)	(3,083)	(22,744)	(31,714)
Units end of year	8,816	8,821	49,361	50,904	609,992	632,736
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,666,293	1,776,646	403,852	418,768	1,416,471	1,478,991
Units issued and transferred from other funding options	18,415	510	213	1,899	11,612	3,595
Units redeemed and transferred to other funding options	(131,569)	(110,863)	(52,026)	(16,815)	(124,594)	(66,115)
Units end of year	1,553,139	1,666,293	352,039	403,852	1,303,489	1,416,471
	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,229,736	1,335,714	128,602	149,186	755,917	791,165
Units issued and transferred from other funding options	5,824	2,763	1,629	7,740	2,784	1,077
Units redeemed and transferred to other funding options	(68,727)	(108,741)	(4,802)	(28,324)	(78,449)	(36,325)
Units end of year	1,166,833	1,229,736	125,429	128,602	680,252	755,917

	BHFTI Brighthouse/ Wellington Large Cap Research Division		BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,551,623	1,594,525	17,636	18,594	294,147	340,278
Units issued and transferred from other funding options	4,293	169	—	—	1,034	352
Units redeemed and transferred to other funding options	(60,168)	(43,071)	(806)	(958)	(16,680)	(46,483)
Units end of year	1,495,748	1,551,623	16,830	17,636	278,501	294,147
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	70,063	74,872	2,921,289	3,129,943	825,508	3,966,908
Units issued and transferred from other funding options	439	1,652	4,428	6,489	2,331	25,158
Units redeemed and transferred to other funding options	(991)	(6,461)	(196,436)	(215,143)	(64,122)	(3,166,558)
Units end of year	69,511	70,063	2,729,281	2,921,289	763,717	825,508
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	94,310	99,323	1,774,349	1,861,913	98,762	99,136
Units issued and transferred from other funding options	—	977	97,560	840	—	—
Units redeemed and transferred to other funding options	(6,028)	(5,990)	(261,434)	(88,404)	(19,596)	(374)
Units end of year	88,282	94,310	1,610,475	1,774,349	79,166	98,762
	Fidelity® VIP Contrafund® Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,447,519	1,530,156	1,155	1,155	1,095,811	1,161,765
Units issued and transferred from other funding options	3,491	14,490	—	—	4,485	2,260
Units redeemed and transferred to other funding options	(61,279)	(97,127)	(1)	—	(81,879)	(68,214)
Units end of year	1,389,731	1,447,519	1,154	1,155	1,018,417	1,095,811

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2022 and 2021:

	Fidelity® VIP High Income Division		Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	290,066	386,167	1,781,031	1,912,218	118,986	125,390
Units issued and transferred from other funding options	1,047	750	8,990	2,852	88	—
Units redeemed and transferred to other funding options	(29,638)	(96,851)	(133,593)	(134,039)	(7,228)	(6,404)
Units end of year	261,475	290,066	1,656,428	1,781,031	111,846	118,986
	LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	670,729	729,774	594,644	613,296	186,751	209,774
Units issued and transferred from other funding options	368	2,685	—	1,770	—	2,441
Units redeemed and transferred to other funding options	(10,547)	(61,730)	(89,989)	(20,422)	(26,041)	(25,464)
Units end of year	660,550	670,729	504,655	594,644	160,710	186,751

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	136,862	145,694	39,399	39,884	224,781	351,441
Units issued and transferred from other funding options	127	884	—	3,477	2,021	1,291
Units redeemed and transferred to other funding options	(6,777)	(9,716)	(14,386)	(3,962)	(11,974)	(127,951)
Units end of year	130,212	136,862	25,013	39,399	214,828	224,781

	FTVIPT Templeton Foreign VIP Division		Invesco V.I. Equity and Income Division		Invesco V.I. EQV International Equity Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	374,083	394,718	10,580	10,595	524,295	591,953
Units issued and transferred from other funding options	1,799	1,003	—	—	10,828	2,744
Units redeemed and transferred to other funding options	(49,209)	(21,638)	(16)	(15)	(43,514)	(70,402)
Units end of year	326,673	374,083	10,564	10,580	491,609	524,295
	LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division		LMPVET ClearBridge Variable Mid Cap Division
	2022	2021	2022	2021	2022	2021
Units beginning of year	1,163	1,108	295,902	310,077	5,497	5,498
Units issued and transferred from other funding options	197	101	—	—	—	—
Units redeemed and transferred to other funding options	(4)	(46)	(11,782)	(14,175)	(5)	(1)
Units end of year	1,356	1,163	284,120	295,902	5,492	5,497

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and the total return for the five years ended December 31, 2022:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
AB VPS Sustainable Global	2022	285,136	0.90	257,478	—	1.40	(28.18)
Thematic Division	2021	361,056	1.26	453,959	—	1.40	20.87
	2020	412,724	1.04	429,328	0.45	1.40	37.14
	2019	450,632	0.76	341,801	0.16	1.40	27.98
	2018	476,132	0.59	282,191	—	1.40	(11.24)
BHFTI BlackRock High Yield	2022	13,361	3.26	43,536	5.13	1.29	(11.32)
Division	2021	21,590	3.67	79,323	4.09	1.29	4.18
	2020	21,777	3.53	76,797	5.47	1.29	6.38
	2019	22,270	3.32	73,827	6.00	1.29	13.57
	2018	22,673	2.92	66,182	5.08	1.29	(3.84)
BHFTI Brighthouse Small Cap	2022	5,015	4.12	20,661	0.62	1.40	(14.30)
Value Division	2021	5,074	4.81	24,388	0.83	1.40	29.94
	2020	5,316	3.70	19,666	1.34	1.40	(1.96)
	2019	5,078	3.77	19,160	0.89	1.40	26.99
	2018	5,043	2.97	14,984	0.84	1.40	(16.42)
BHFTI	2022	1,495,748	2.80 - 3.26	4,734,050	0.70	0.99 - 1.40	(20.24) - (19.82)
Brighthouse/Wellington Large	2021	1,551,623	3.50 - 4.07	6,131,714	0.84	0.99 - 1.40	22.47 - 23.16
Cap Research Division	2020	1,594,525	2.86 - 3.30	5,118,452	1.10	0.99 - 1.40	20.40 - 21.06
	2019	1,682,052	2.38 - 2.73	4,464,673	1.13	0.99 - 1.40	30.00 - 30.77
	2018	1,787,902	1.83 - 2.09	3,633,768	1.01	0.99 - 1.40	(7.60) - (7.08)
BHFTI Invesco Comstock	2022	16,830	3.10	52,125	1.85	1.40	(0.76)
Division	2021	17,636	3.12	55,036	1.91	1.40	31.33
	2020	18,594	2.38	44,181	2.23	1.40	(1.89)
	2019	18,160	2.42	43,982	2.10	1.40	23.22
	2018	18,483	1.97	36,330	0.60	1.40	(13.38)
BHFTI MFS® Research	2022	278,501	1.82 - 2.62	716,016	2.08	0.99 - 1.40	(18.71) - (18.12)
International Division	2021	294,147	2.24 - 3.20	924,256	1.17	0.99 - 1.40	10.16 - 10.88
	2020	340,278	2.04 - 2.89	967,101	2.44	0.99 - 1.40	11.44 - 12.16
	2019	366,008	1.83 - 2.57	928,850	1.58	0.99 - 1.40	26.53 - 27.42
	2018	399,721	1.44 - 2.02	796,239	2.21	0.99 - 1.40	(15.20) - (14.66)
BHFTI Morgan Stanley	2022	8,816	1.98	17,418	—	1.40	(63.04)
Discovery Division	2021	8,821	5.35	47,161	—	1.40	(12.02)
	2020	8,823	6.08	53,618	—	1.40	149.59
	2019	8,823	2.43	21,482	—	1.40	38.18
	2018	8,823	1.76	15,546	—	1.40	8.61
BHFTI PIMCO Total Return	2022	49,361	1.78	87,674	2.93	1.40	(15.75)
Division	2021	50,904	2.11	107,313	1.78	1.40	(2.76)
	2020	52,738	2.17	114,339	3.87	1.40	7.00
	2019	54,969	2.03	111,378	2.75	1.40	6.95
	2018	65,576	1.89	124,231	1.31	1.40	(1.62)

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Large	2022	609,992	2.50 - 2.86	1,732,391	1.68	1.40	(6.47) - (6.39)
Cap Value Division	2021	632,736	2.67 - 3.06	1,920,316	1.93	1.40	24.23 - 24.36
	2020	661,612	2.15 - 2.46	1,615,245	2.47	1.40	1.44 - 1.56
	2019	710,497	2.12 - 2.42	1,708,785	2.13	1.40	24.76 - 24.86
	2018	745,839	1.70 - 1.94	1,437,222	1.93	1.40	(10.43) - (10.33)
BHFTII BlackRock Bond	2022	69,511	1.69	117,422	2.89	1.40	(15.34)
Income Division	2021	70,063	2.00	139,795	2.71	1.40	(1.82)
	2020	74,872	2.03	152,160	3.66	1.40	7.08
	2019	80,560	1.90	152,889	3.84	1.40	8.30
	2018	111,268	1.75	194,985	2.89	1.40	(1.75)
BHFTII BlackRock Capital	2022	2,729,281	2.20 - 2.57	6,485,916	—	0.99 - 1.40	(38.48) - (38.22)
Appreciation Division	2021	2,921,289	3.57 - 4.16	11,246,385	—	0.99 - 1.40	19.52 - 20.01
	2020	3,129,943	2.99 - 3.47	10,083,793	—	0.99 - 1.40	38.70 - 39.28
	2019	3,337,078	2.15 - 2.49	7,739,860	0.21	0.99 - 1.40	31.01 - 31.54
	2018	3,595,198	1.64 - 1.89	6,354,485	0.12	0.99 - 1.40	0.99 - 1.41
BHFTII BlackRock	2022	763,717	0.95 - 1.05	763,649	—	0.99 - 1.40	0.04 - 0.45
Ultra-Short Term Bond	2021	825,508	0.95 - 1.05	822,016	0.28	0.99 - 1.40	(1.58) - (1.18)
Division	2020	3,966,908	0.97 - 1.07	4,198,791	1.90	0.99 - 1.40	(0.97) - (0.56)
	2019	3,758,957	0.98 - 1.08	4,035,313	1.80	0.99 - 1.40	0.71 - 1.12
	2018	3,735,385	0.97 - 1.07	3,981,019	1.04	0.99 - 1.40	0.38 - 0.80
BHFTII	2022	1,553,139	2.60 - 4.41	6,486,333	1.47	0.99 - 1.40	(6.40) - (6.01)
Brighthouse/Wellington Core	2021	1,666,293	2.78 - 4.70	7,399,468	1.40	0.99 - 1.40	22.70 - 23.20
Equity Opportunities Division	2020	1,776,646	2.26 - 3.81	6,423,049	1.60	0.99 - 1.40	9.72 - 10.17
	2019	1,912,343	2.06 - 3.46	6,250,741	1.62	0.99 - 1.40	29.12 - 29.65
	2018	2,076,539	1.60 - 2.67	5,226,726	1.75	0.99 - 1.40	(1.48) - (1.08)
BHFTII Frontier Mid Cap	2022	352,039	2.68	944,271	—	1.40	(29.21)
Growth Division	2021	403,852	3.79	1,530,201	—	1.40	12.95
	2020	418,768	3.35	1,404,839	—	1.40	29.76
	2019	452,649	2.59	1,170,257	—	1.40	31.16
	2018	496,436	1.97	978,535	—	1.40	(7.08)
BHFTII Jennison Growth	2022	1,303,489	2.69 - 2.95	3,724,732	—	0.99 - 1.40	(39.87) - (39.47)
Division	2021	1,416,471	4.47 - 4.87	6,698,067	—	0.99 - 1.40	15.29 - 16.02
	2020	1,478,991	3.87 - 4.19	6,039,392	0.22	0.99 - 1.40	54.20 - 55.25
	2019	1,558,733	2.50 - 2.70	4,104,816	0.45	0.99 - 1.40	30.65 - 31.52
	2018	1,654,557	1.91 - 2.05	3,314,732	0.35	0.99 - 1.40	(1.29) - (0.64)
BHFTII MetLife Stock Index	2022	88,282	9.27	818,786	1.08	1.40	(19.64)
Division	2021	94,310	11.54	1,088,471	1.38	1.40	26.26
	2020	99,323	9.14	907,912	1.69	1.40	16.18
	2019	105,116	7.87	827,022	1.95	1.40	28.98
	2018	109,225	6.10	666,257	1.61	1.40	(6.16)
BHFTII MFS® Total Return	2022	1,610,475	2.13 - 2.84	3,797,464	1.78	0.98 - 1.40	(11.07) - (10.51)
Division	2021	1,774,349	2.39 - 3.19	4,680,766	1.84	0.98 - 1.40	12.41 - 13.10
	2020	1,861,913	2.12 - 2.84	4,350,146	2.40	0.98 - 1.40	8.01 - 8.69
	2019	2,012,182	1.96 - 2.63	4,326,375	2.34	0.98 - 1.40	18.46 - 19.20
	2018	2,198,171	1.65 - 2.22	3,966,723	2.24	0.98 - 1.40	(7.08) - (6.50)

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value Division	2022	79,166	2.85	225,484	1.76	1.40	(7.32)
	2021	98,762	3.07	303,530	1.47	1.40	23.68
	2020	99,136	2.48	246,342	1.67	1.40	2.40
	2019	129,826	2.43	315,045	1.82	1.40	28.16
	2018	137,035	1.89	259,478	1.36	1.40	(11.32)
BHFTII T. Rowe Price Large	2022	1,166,833	3.01 - 5.48	6,244,024	—	0.99 - 1.40	(41.49) - (41.05)
Cap Growth Division	2021	1,229,736	5.14 - 9.29	11,167,263	—	0.99 - 1.40	18.28 - 19.04
	2020	1,335,714	4.34 - 7.80	10,146,324	0.23	0.99 - 1.40	34.74 - 35.60
	2019	1,389,598	3.22 - 5.75	7,790,076	0.42	0.99 - 1.40	28.77 - 29.70
	2018	1,484,636	2.50 - 4.44	6,419,609	0.42	0.99 - 1.40	(2.54) - (1.92)
BHFTII Western Asset	2022	125,429	1.62 - 1.73	208,930	6.02	0.99 - 1.40	(17.81) - (17.48)
Management Strategic Bond	2021	128,602	1.97 - 2.10	260,386	3.61	0.99 - 1.40	1.39 - 1.80
Opportunities Division	2020	149,186	1.94 - 2.06	295,682	6.00	0.99 - 1.40	5.43 - 5.86
	2019	160,313	1.84 - 1.95	301,716	4.94	0.99 - 1.40	12.90 - 13.36
	2018	172,496	1.63 - 1.72	287,577	5.36	0.99 - 1.40	(5.14) - (4.75)
BHFTII Western Asset	2022	680,252	1.31 - 1.71	1,066,149	2.38	0.99 - 1.40	(10.27) - (9.90)
Management U.S. Government	2021	755,917	1.46 - 1.90	1,305,705	2.66	0.99 - 1.40	(2.89) - (2.49)
Division	2020	791,165	1.50 - 1.95	1,405,330	3.36	0.99 - 1.40	3.78 - 4.21
	2019	729,899	1.45 - 1.87	1,224,385	2.77	0.99 - 1.40	4.56 - 4.99
	2018	773,037	1.38 - 1.78	1,242,669	2.31	0.99 - 1.40	(0.44) - (0.03)
Fidelity® VIP Contrafund®	2022	1,389,731	3.61 - 7.89	9,718,431	0.48	0.99 - 1.40	(27.51) - (27.04)
Division	2021	1,447,519	4.98 - 10.82	13,909,955	0.06	0.99 - 1.40	25.74 - 26.58
	2020	1,530,156	3.96 - 8.55	11,682,534	0.23	0.99 - 1.40	28.42 - 29.28
	2019	1,665,211	3.08 - 6.61	9,812,964	0.44	0.99 - 1.40	29.45 - 30.28
	2018	1,753,808	2.38 - 5.08	7,946,850	0.68	0.99 - 1.40	(7.95) - (7.30)
Fidelity® VIP Dynamic	2022	1,154	3.89	4,494	0.11	1.40	(22.15)
Capital Appreciation Division	2021	1,155	5.00	5,774	0.12	1.40	22.54
	2020	1,155	4.08	4,712	0.04	1.40	31.48
	2019	1,155	3.10	3,583	0.39	1.40	28.02
	2018	1,155	2.42	2,799	0.34	1.40	(6.49)
Fidelity® VIP	2022	1,018,417	4.38 - 4.86	4,878,687	1.85	0.99 - 1.40	(6.28) - (5.89)
Equity-Income Division	2021	1,095,811	4.67 - 5.17	5,582,913	1.88	0.99 - 1.40	23.16 - 23.66
	2020	1,161,765	3.79 - 4.18	4,792,363	1.82	0.99 - 1.40	5.21 - 5.64
	2019	1,224,436	3.61 - 3.95	4,786,438	1.94	0.99 - 1.40	25.67 - 26.19
	2018	1,370,820	2.87 - 3.13	4,230,876	2.27	0.99 - 1.40	(9.57) - (9.20)
Fidelity® VIP High Income	2022	261,475	1.89 - 2.08	538,036	4.95	0.99 - 1.40	(12.60) - (12.25)
Division	2021	290,066	2.16 - 2.37	681,160	4.71	0.99 - 1.40	2.96 - 3.38
	2020	386,167	2.10 - 2.30	878,030	5.02	0.99 - 1.40	1.31 - 1.73
	2019	411,260	2.07 - 2.26	920,064	4.66	0.99 - 1.40	13.51 - 13.97
	2018	513,570	1.82 - 1.98	994,916	5.56	0.99 - 1.40	(4.64) - (4.24)
Fidelity® VIP Index 500	2022	1,656,428	5.30 - 5.89	9,476,672	1.44	0.99 - 1.40	(19.35) - (19.02)
Division	2021	1,781,031	6.57 - 7.27	12,604,556	1.23	0.99 - 1.40	26.79 - 27.31
	2020	1,912,218	5.18 - 5.71	10,643,898	1.75	0.99 - 1.40	16.59 - 17.07
	2019	2,112,870	4.45 - 4.88	10,060,412	1.95	0.99 - 1.40	29.52 - 30.06
	2018	2,287,736	3.43 - 3.75	8,369,872	1.84	0.99 - 1.40	(5.83) - (5.44)

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Small-Mid	2022	111,846	3.26	364,073	—	1.40	(34.61)
Cap Growth VIP Division	2021	118,986	4.98	592,337	—	1.40	8.48
	2020	125,390	4.59	575,402	—	1.40	52.93
	2019	138,927	3.00	416,867	—	1.40	29.61
	2018	141,079	2.32	326,617	—	1.40	(6.69)
FTVIPT Templeton Foreign	2022	326,673	1.47	478,748	3.05	1.40	(8.89)
VIP Division	2021	374,083	1.61	601,709	1.84	1.40	2.71
	2020	394,718	1.57	618,144	3.39	1.40	(2.54)
	2019	420,326	1.61	675,375	1.71	1.40	10.96
	2018	411,820	1.45	596,324	2.73	1.40	(16.62)
Invesco V.I. Equity and	2022	10,564	1.87	19,739	1.75	1.40	(8.79)
Income Division	2021	10,580	2.05	21,673	1.87	1.40	17.00
	2020	10,595	1.75	18,550	2.53	1.40	8.42
	2019	10,595	1.61	17,110	2.60	1.40	18.69
	2018	10,595	1.36	14,415	2.51	1.40	(10.77)
Invesco V.I. EQV	2022	491,609	2.62 - 2.91	1,406,297	1.72	0.99 - 1.40	(19.44) - (19.11)
International Equity Division	2021	524,295	3.25 - 3.60	1,856,889	1.22	0.99 - 1.40	4.42 - 4.85
	2020	591,953	3.11 - 3.43	2,003,004	2.39	0.99 - 1.40	12.41 - 12.87
	2019	635,522	2.77 - 3.04	1,907,903	1.56	0.99 - 1.40	26.79 - 27.31
	2018	703,954	2.18 - 2.39	1,657,106	2.00	0.99 - 1.40	(16.17) - (15.82)
LMPVET ClearBridge Variable	2022	660,550	2.63 - 2.87	1,860,538	0.46	0.99 - 1.40	(27.44) - (27.14)
Aggressive Growth Division	2021	670,729	3.62 - 3.95	2,593,823	0.16	0.99 - 1.40	8.77 - 9.21
	2020	729,774	3.33 - 3.61	2,576,850	0.83	0.99 - 1.40	16.37 - 16.85
	2019	756,212	2.86 - 3.09	2,287,194	0.99	0.99 - 1.40	23.33 - 23.84
	2018	774,825	2.32 - 2.50	1,894,616	0.59	0.99 - 1.40	(9.63) - (9.25)
LMPVET ClearBridge Variable	2022	504,655	3.79 - 4.14	2,062,464	0.98	0.99 - 1.40	(13.66) - (13.31)
Appreciation Division	2021	594,644	4.39 - 4.78	2,789,584	0.63	0.99 - 1.40	21.94 - 22.44
	2020	613,296	3.60 - 3.90	2,349,787	1.08	0.99 - 1.40	13.18 - 13.64
	2019	635,670	3.18 - 3.44	2,145,892	1.36	0.99 - 1.40	28.06 - 28.59
	2018	692,470	2.48 - 2.67	1,820,560	1.24	0.99 - 1.40	(3.11) - (2.71)
LMPVET ClearBridge Variable	2022	160,710	3.52	565,806	1.32	1.40	(9.38)
Dividend Strategy Division	2021	186,751	3.88	725,522	1.52	1.40	25.04
	2020	209,774	3.11	651,783	1.46	1.40	6.17
	2019	223,757	2.93	654,827	1.46	1.40	29.76
	2018	255,058	2.26	575,236	1.53	1.40	(6.19)
LMPVET ClearBridge Variable	2022	1,356	3.46	4,696	—	1.40	(33.19)
Large Cap Growth Division	2021	1,163	5.18	6,028	—	1.40	20.25
	2020	1,108	4.31	4,775	0.02	1.40	28.92
	2019	1,357	3.34	4,538	0.36	1.40	30.32
	2018	1,454	2.57	3,730	0.28	1.40	(1.38)
LMPVET ClearBridge Variable	2022	284,120	3.48	989,685	1.32	1.40	(7.73)
Large Cap Value Division	2021	295,902	3.78	1,117,051	1.03	1.40	24.46
	2020	310,077	3.03	940,547	1.41	1.40	3.78
	2019	322,090	2.92	941,396	1.76	1.40	27.09
	2018	347,342	2.30	798,798	1.42	1.40	(10.15)

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2022	5,492	3.21	17,630	0.35	1.40	(26.35)
Mid Cap Division	2021	5,497	4.36	23,956	0.03	1.40	26.92
	2020	5,498	3.43	18,879	0.29	1.40	13.75
	2019	5,498	3.02	16,598	0.61	1.40	31.10
	2018	5,498	2.30	12,660	0.50	1.40	(13.74)
LMPVET ClearBridge Variable	2022	130,212	5.55 - 6.16	751,938	—	0.99 - 1.40	(29.83) - (29.55)
Small Cap Growth Division	2021	136,862	7.91 - 8.75	1,126,323	—	0.99 - 1.40	11.04 - 11.50
	2020	145,694	7.12 - 7.84	1,078,002	—	0.99 - 1.40	41.27 - 41.85
	2019	156,156	5.04 - 5.53	819,297	—	0.99 - 1.40	25.11 - 25.62
	2018	170,613	4.03 - 4.40	716,564	—	0.99 - 1.40	1.99 - 2.41
LMPVIT Western Asset	2022	25,013	2.53	63,352	5.80	1.40	(14.92)
Variable Global High Yield	2021	39,399	2.98	117,290	4.39	1.40	(0.08)
Bond Division	2020	39,884	2.98	118,833	4.03	1.40	5.82
	2019	41,454	2.82	116,717	4.99	1.40	12.80
	2018	52,425	2.50	130,861	3.23	1.40	(5.26)
MFS® VIT Total Return Bond	2022	214,828	2.12 - 2.34	499,981	2.79	0.99 - 1.40	(15.13) - (14.78)
Division	2021	224,781	2.50 - 2.74	614,021	2.92	0.99 - 1.40	(2.19) - (1.79)
	2020	351,441	2.55 - 2.79	978,011	3.50	0.99 - 1.40	6.96 - 7.40
	2019	356,891	2.39 - 2.60	924,898	3.32	0.99 - 1.40	8.67 - 9.12
	2018	398,626	2.20 - 2.38	944,344	3.21	0.99 - 1.40	(2.47) - (2.07)

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, porfolio, or series in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, portfolio, or series of the trusts which may have unique investment income ratios.

2  These amounts represent the annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Division.